Leases - Carrying amounts of lease liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Leases
As at 1 January	$ 44,130,542	$ 40,517,045
Additions	9,411,524	5,572,764
Modifications	1,370,795
Disposals	(5,898)	(231,566)
Accretion of interest	2,582,391	2,218,982
Foreign exchange effect	1,469,362	2,163,886
Payments	(9,308,477)	(6,110,569)	$ (6,499,802)
As at 31 December	$ 49,650,239	44,130,542	$ 40,517,045
Current		6,484,092		$ 283,843	$ 5,842,492
Lease liabilities		$ 37,646,450		$ 2,128,294	$ 43,807,747